[logo-Capital Private Client Services Funds]

Fund	Ticker

Capital Core Municipal Fund	CCMPX
Capital Short-Term Municipal Fund	CSTMX
Capital California Core Municipal Fund	CCCMX
Capital California Short-Term Municipal Fund	CCSTX
Capital Core Bond Fund	CCBPX
Capital Global Equity Fund	N/A
Capital Non-U.S. Equity Fund	N/A
Capital U.S. Equity Fund	N/A

PROSPECTUS

February 16, 2011
(as supplemented March 22, 2011)

Table of Contents

Summaries
Capital Core Municipal Fund	page 1
Capital Short-Term Municipal Fund	page 6
Capital California Core Municipal Fund	page 10
Capital California Short-Term Municipal Fund	page 15
Capital Core Bond Fund	page 20
Capital Global Equity Fund	page 25
Capital Non-U.S. Equity Fund	page 30
Capital U.S. Equity Fund	page 34
Investment objectives, strategies and risks	page 37
Prior investment results of Capital Group Private Client Services, a division of Capital Guardian Trust Company	page 45
Management and organization	page 48
Purchase, exchange and sale of shares	page 52
Distributions and taxes	page 55
Fund expenses	page 57
Financial highlights	page 58

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Capital Core Municipal Fund

Investment objective

The fund seeks to provide current income exempt from federal income tax while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses 1	0.08%
Total annual fund operating expenses	0.43%
Expense reimbursement2	0.03%
Total annual fund operating expenses after reimbursement	0.40%

1 Expense ratios are annualized based on data for a partial year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$41	$135	$238	$539

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results.  During the most recent fiscal year the fund’s portfolio turnover rate was 25% of the average value of its portfolio

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in intermediate maturity municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or better or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”)  designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Diversification — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company
Neil L. Langberg	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.
Capital Short-Term Municipal Fund

Investment objective

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses1	0.13%
Total annual fund operating expenses	0.48%
Expense reimbursement2	0.08%
Total annual fund operating expenses after reimbursement	0.40%

1 Expense ratios are annualized based on data for a partial year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$41	$146	$261	$596

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results.  During the most recent fiscal year the fund’s portfolio turnover rate was 36% of the average value of its portfolio

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in short-term municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or better or Aa3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”)  designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Diversification — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company
Neil L. Langberg	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.
Capital California Core Municipal Fund

Investment objective

The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses 1	0.10%
Total annual fund operating expenses	0.45%
Expense reimbursement 2	0.05%
Total annual fund operating expenses after reimbursement	0.40%

1 Expense ratios are annualized based on data for a partial year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$41	$139	$247	$562

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results.  During the most recent fiscal year the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by primarily investing in intermediate maturity municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”)  designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSOs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.
Diversification — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company
Karl J. Zeile	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.
Capital California Short-Term Municipal Fund

Investment objective

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses 1	0.20%
Total annual fund operating expenses	0.55%
Expense reimbursement 2	0.15%
Total annual fund operating expenses after reimbursement	0.40%

1 Expense ratios are annualized based on data for a partial year.  Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$41	$161	$292	$675

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results.  During the most recent fiscal year the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objectives by primarily investing in short-term municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Diversification — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company
Karl J. Zeile	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company
Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.
Capital Core Bond Fund

Investment objective

The fund's investment objective is to provide you with current income while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses 1	0.09%
Total annual fund operating expenses	0.44%
Expense reimbursement 2	0.04%
Total annual fund operating expenses after reimbursement	0.40%

1 Expense ratios are annualized based on data for a partial year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$41	$137	$242	$551

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results.  During the most recent fiscal year the fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Principal investment strategies

The fund primarily invests in intermediate-term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).  The fund primarily invests in debt securities with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund does not have a full calendar year of investment operations, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company
David A. Hoag	Less than 1 year (since the fund’s inception, April 2010)	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are or your account is tax-exempt or tax-deferred.
Capital Global Equity Fund

Investment objective

The fund seeks to preserve your investment while providing growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution and/or service (12b-1) fees	None
Other expenses 1	0.02%
Total annual fund operating expenses	0.87%
Expense reimbursement2	0.02%
Total annual fund operating expenses after reimbursement	0.85%

1 Based on estimated amounts for the current fiscal year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed 0.85%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$87	$276

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth.  Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund's investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.  The fund may also invest in common stocks, or securities convertible into common stocks, of issuers around the world with the potential to pay dividends in the future.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested
The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund will begin investment operations on or around April 1, 2011, information regarding investment results of the fund is not available as of the date of this prospectus.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Shelby Notkin Senior Vice President	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
Gerald Du Manoir	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
William H. Hurt	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
Todd S. James	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
Ted Samuels	Less than 1 year (since the fund’s inception April, 2011)	President

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166. Shares of the fund will not be available for purchase until April 1, 2011.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are or your account is tax-exempt or tax-deferred.
Capital Non-U.S. Equity Fund

Investment objective

The fund seeks to preserve your investment while providing growth.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution and/or service (12b-1) fees	None
Other expenses 1	0.02%
Total annual fund operating expenses	0.87%
Expense reimbursement2	0.02%
Total annual fund operating expenses after reimbursement	0.85%

1 Based on estimated amounts for the current fiscal year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed 0.85%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$87	$276

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth.  Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.  The fund may also invest in common stocks, or securities convertible into common stocks, of issuers outside the U.S. with the potential to pay dividends in the future.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund will begin investment operations on or around April 1, 2011, information regarding investment results of the fund is not available as of the date of this prospectus.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Shelby Notkin Senior Vice President	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
Gerald Du Manoir	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
William H. Hurt	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
Todd S. James	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166. Shares of the fund will not be available for purchase until April 1, 2011.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are or your account is tax-exempt or tax-deferred.
Capital U.S. Equity Fund

Investment objective

The fund seeks to preserve your investment while providing growth. The fund’s secondary objective is to provide you with income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.65%
Distribution and/or service (12b-1) fees	None
Other expenses 1	0.02%
Total annual fund operating expenses	0.67%
Expense reimbursement2	0.02%
Total annual fund operating expenses after reimbursement	0.65%

1 Based on estimated amounts for the current fiscal year. Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the Fund.  CGPCS receives an annual service fee of up to 1.00% of a client's investment in the Fund under management by CGPCS pursuant to an investment management agreement.  You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed 0.65%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through February 16, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$66	$212

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal investment strategies

The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States.  Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.  In pursuing its secondary objective, the fund invests in common stocks, or securities convertible into common stocks, of U.S. issuers with the potential to pay dividends in the future.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund will begin investment operations on or around April 1, 2011, information regarding investment results of the fund is not available as of the date of this prospectus.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Shelby Notkin Senior Vice President	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
William H. Hurt	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
Todd S. James	Less than 1 year (since the fund’s inception April, 2011)	Senior Vice President
Ted Samuels	Less than 1 year (since the fund’s inception April, 2011)	President

Purchase and sale of fund shares

The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services representative or calling 866-421-2166. Shares of the fund will not be available for purchase until April 1, 2011.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are or your account is tax-exempt or tax-deferred.

Investment objectives, strategies and risks

Capital Core Municipal Fund

The fund seeks to provide current income exempt from federal income tax while preserving your investment. The fund seeks to achieve its objective by investing primarily in intermediate maturity municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Capital Short-Term Municipal Fund

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax. The fund seeks to achieve its objective by investing primarily in short-term municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Capital California Core Municipal Fund

The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment. The fund seeks to achieve its objective by primarily investing in intermediate maturity municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”)  designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Capital California Short-Term Municipal Fund

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes. The fund seeks to achieve its objectives by primarily investing in short-term municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Capital Core Bond Fund

The fund's investment objective is to provide you with current income while preserving your investment. The fund primarily invests in intermediate-term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).  The fund primarily invests in debt securities with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”)  designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating category by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Capital Global Equity Fund

The fund seeks to preserve your investment while providing growth. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of issuers around the world, consistent with the fund’s investment objectives. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth.  Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund's investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.  The fund may invest in common stocks, or securities convertible into common stocks, of issuers around the world with the potential to pay dividends in the future.  The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital Non-U.S. Equity Fund

The fund seeks to preserve your investment while providing growth. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of issuers outside of the United States, consistent with the fund’s investment objectives. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth.  Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.  The fund may invest in common stocks, or securities convertible into common stocks, of issuers outside the U.S. with the potential to pay dividends in the future.  The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital U.S. Equity Fund

The fund seeks to preserve your investment while providing growth. The fund’s secondary objective is to provide you with income.  The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of U.S. issuers, consistent with the fund’s investment objectives. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States.  Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.  In pursuing its secondary objective, the fund invests in common stocks, or securities convertible into common stocks, of U.S. issuers with the potential to pay dividends in the future.
 The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Applicable to all funds

Normally, no fund is required to dispose of a debt security if its rating is reduced below the rating allowed for the fund (or if unrated, when its quality falls below the equivalent rating).

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The investment adviser to the funds actively manages each fund’s investments.
Consequently, each fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results.
This could cause a fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The funds’ investment adviser attempts to reduce the risks described in this prospectus through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The funds may also hold cash or money market instruments. The percentages of the funds’ assets invested in such holdings vary and depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold a significant portion of its assets in such securities. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Each fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed in this prospectus.

In addition to the investment strategies described in this prospectus, each fund has other investment practices that are described in the statement of additional information.

Capital Core Municipal Fund
Capital Short-Term Municipal Fund
Capital California Core Municipal Fund
Capital California Short-Term Municipal Fund
Capital Core Bond Fund

The prices of, and the income generated by, most bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the funds’ portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

To the extent a fund invests significantly in municipal obligations of issuers in the same state or of similar project type, the fund may be more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Capital Global Equity Fund
Capital Non-U.S. Equity Fund
Capital U.S. Equity Fund

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the funds may involve larger price swings and greater potential for loss than other types of investments.

Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the country or region in which the issuer is domiciled or operates, including political, economic or market changes or instability in such country or region. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. These issues may also be subject to different government and legal systems that make it difficult for a fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by the funds. These investments may also be affected by changes in the exchange rate of that country’s currency against the U.S. dollar and/or currencies of other countries.

Investing in countries with emerging economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Portfolio holdings

A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

Prior investment results of Capital Group Private Client Services, a division of Capital Guardian Trust Company

The following tables show composite investment results relating to the historical results of all accounts managed by Capital Group Private Client Services (“CGPCS”), a division of Capital Guardian Trust Company, with investment objectives, policies, strategies and risks substantially similar to those of the funds. The investment results of the separately managed accounts do not represent the historical results of the funds and should not be interpreted as indicative of the future results of the funds or the investment adviser.

The composite investment results shown below were calculated in accordance with Global Investment Performance Standards (“GIPS”),1 retroactively applied to all time periods, and are shown net of the highest current management fees charged by CGPCS. All returns presented are asset-weighted and reflect the reinvestment (net of foreign withholding taxes) of dividends, interest and other earnings. Withholding tax rates apply primarily to U.S. investors. All returns reflect the deduction of brokerage commissions and execution costs paid by the separately managed accounts, without provision for federal and state income taxes. The composites include all fee paying, discretionary portfolios managed according to the respective strategy by CGPCS. The Capital Global Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS Global Equity Composite. The Capital Non-U.S. Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS Non-U.S. Equity Composite. The Capital U.S. Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS U.S. Equity Composite.

The separately managed accounts that are included in the composites are not subject to the same types of expenses as the funds. In addition, the separately managed accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, which, if applicable may have adversely affected the results of the separately managed accounts included in the composites. If the separately managed accounts had been subject to the applicable fund’s expenses and the service fee charged by CGPCS results would have been lower.

The investment results of the separately managed accounts presented below reflect the highest current management fees charged by CGPCS (1.25% for Global Equity and Non-U.S. Equity and 1.00% for U.S. Equity). The fees charged by the funds are lower than these fees. These results are not intended to predict or suggest the returns that might be experienced by the funds or an individual investing in the funds. Investors should also be aware that use of a methodology different from that used below to calculate investment results could result in different investment results data.

1 GIPS is a set of standards promulgated by the Chartered Financial Analyst Institute, a global non-profit membership and education organization that, among other things, has formulated a set of investment results presentation standards for investment advisers.  The GIPS presentation standards are intended to promote full and fair presentations by investment advisers of their investment results, and ensure uniformity in reporting so that investment results of investment advisers are directly comparable.

Capital Group Private Client Services Global Equity Composite

Historical Returns

Year Ending December 31	Separately Managed Accounts – Net Returns	MSCI World Index
2009	32.10%	29.99%
2008	-37.05	-40.71
2007	10.25	9.04
2006	18.46	20.07
2005	11.47	9.49
2004	14.13	14.72
2003	34.07	33.11
2002	-17.90	-19.89
2001	-7.89	-16.82
2000	-3.38	-13.18

Average annual total returns
For periods ended December 31, 2009

	Separately Managed Accounts – Net Returns	MSCI World Index
One Year	32.10%	29.99%
Five years	3.89	2.01
10 years	3.07	-0.24

Capital Group Private Client Services Non-U.S. Equity Composite

Historical Returns

Year Ending December 31	Separately Managed Accounts – Net Returns	MSCI EAFE Index
2009	33.17%	31.78%
2008	-38.91	-43.38
2007	14.39	11.17
2006	22.66	26.34
2005	14.87	13.54
2004	15.71	20.25
2003	31.97	38.59
2002	-10.20	-15.94
2001	-13.68	-21.44
2000	-9.29	-14.17

Average annual total returns
For periods ended December 31, 2009

	Separately Managed Accounts – Net Returns	MSCI EAFE Index
One Year	33.17%	31.78%
Five years	5.57	3.54
10 years	3.48	1.17

Capital Group Private Client Services U.S. Equity Composite

Historical Returns

Year Ending December 31	Separately Managed Accounts – Net Returns	S&P 500 Index
2009	26.77%	26.47%
2008	-33.01	-36.99
2007	6.24	5.49
2006	12.97	15.78
2005	8.49	4.91
2004	11.47	10.87
2003	28.87	28.67
2002	-20.87	-22.09
2001	-4.83	-11.88
2000	3.10	-9.10

Average annual total returns
For periods ended December 31, 2009

	Separately Managed Accounts – Net Returns	S&P 500 Index
One Year	26.77%	26.47%
Five years	2.03	0.42
10 years	2.12	-0.95

Management and organization

Investment adviser

Capital Guardian Trust Company (“CGTC”), an experienced investment management organization founded in 1968, serves as investment adviser to the funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. and is located at 6455 Irvine Center Drive, Irvine, California 92618 and 333 South Hope Street, Los Angeles, California 90071.  Capital Guardian Trust Company manages the investment portfolios and business affairs of the funds through its Capital Group Private Client Services division.  Capital Group Private Client Services was founded in 1974 to manage the assets of high-net worth individuals and families, as well as foundations, endowments and other non-profit organizations.

The management fees for Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund are based on the daily net assets of the funds.

For the services it provides to Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund, the adviser receives a unified management fee based on a percentage of the daily net assets of shares of the funds. Out of the funds’ unified management fees the adviser pays all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by the adviser from the unified management fee are paid by the funds.  A portion of the funds’ management fee may be paid by the fund’s adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the adviser.

A discussion regarding the basis for the approval of the Investment Advisory and Service Agreement for Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund by the funds’ board of trustees is contained in the funds’ semi-annual report to shareholders dated April 30, 2010.  A similar discussion will be included in the semi-annual report dated April 30, 2011 for Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund. The statement of additional information contains more detailed information on the funds’ management fees.

Multiple portfolio manager system

Capital Group Private Client Services (“CGPCS”) a division of Capital Guardian Trust Company, uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CGPCS. The table below shows the investment experience and role in management of the funds for each of the funds' primary portfolio managers.

Portfolio Manager	Investment Experience	Experience in the fund(s)	Role in management of the funds
Neil L. Langberg Capital Core Municipal Fund Capital Short-Term Municipal Fund	Investment professional for 33 years, all with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2010)	Serves as a municipal bond portfolio manager
John R. Queen Capital Core Municipal Fund Capital Short-Term Municipal Fund Capital California Core Municipal Fund Capital California Short-Term Municipal Fund Capital Core Bond Fund	Investment professional for 20 years in total; 8 with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2010)	Serves as a fixed income portfolio manager
Karl J. Zeile Capital California Core Municipal Fund Capital California Short-Term Municipal Fund	Investment professional for 20 years in total; 12 with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2010)	Serves as a municipal bond portfolio manager
David A. Hoag Capital Core Bond Fund	Investment professional for 23 years in total; 20 with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the fund’s inception, April 2010)	Serves as a fixed income portfolio manager
Gerald Du Manoir Capital Global Equity Fund Capital Non-U.S. Equity Fund	Investment professional for 20 years in total; 19 with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2011)	Serves as an equity portfolio manager
William H. Hurt Capital Global Equity Fund Capital Non-U.S. Equity Fund Capital U.S. Equity Fund	Investment professional for 58 years in total; 37 with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2011)	Serves as an equity portfolio manager
Todd S. James Capital Global Equity Fund Capital Non-U.S. Equity Fund Capital U.S. Equity Fund	Investment professional for 24 years in total; all with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2011)	Serves as an equity portfolio manager
Shelby Notkin Capital Global Equity Fund Capital Non-U.S. Equity Fund Capital U.S. Equity Fund	Investment professional for 45 years in total; 16 with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2011)	Serves as an equity portfolio manager
Ted Samuels Capital Global Equity Fund Capital U.S. Equity Fund	Investment professional for 30 years in total; 28 with the Capital Group Private Client Services division of CGTC or its affiliates	Less than 1 year (since the funds’ inception, April 2011)	Serves as an equity portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the funds and other accounts they manage is in the statement of additional information.

Purchase, exchange and sale of shares

Each of the municipal bond funds reserves the right not to make its shares available to tax-deferred retirement plans and accounts. Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund are intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax exempt entities.  Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund are qualified for sale only in California and other jurisdictions that do not require qualification.

Capital Guardian Trust Company (“CGTC”), on behalf of the funds and American Funds Distributors®, the funds’ distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person's identity. If you do not provide the information, CGTC may not be able to open your account. If CGTC is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the applicable fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

Valuing shares

The net asset value of the funds is the value of a single share. The funds calculate the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The funds will not calculate net asset values on days that the New York Stock Exchange is closed for trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the funds’ securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after Capital Group Private Client Services receives your request, provided your request contains all information and legal documentation necessary to process the transaction.

Purchase of shares

Shares of the funds may generally be purchased only by investors who have entered into an Investment Management Agreement with Capital Group Private Client Services, a division of Capital Guardian Trust Company.  Certain investors who are not clients of Capital Group Private Client Services may purchase the funds, as described in the statement of additional information.  Investors who wish to purchase, exchange, or sell shares should contact their Capital Private Client Services representative or call 866-421-2166. Shares of Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund will not be available for purchase until April 1, 2011.

Investors may be eligible to purchase shares of the funds with securities in which the fund is authorized to invest, subject to procedures approved by the board of trustees of the funds.

Purchase minimums and maximums

The purchase minimums described in this prospectus may be waived in certain cases.

Exchange

Generally, you may exchange your shares for shares of another fund in the Capital Private Client Services Funds. Investors who wish to exchange shares should contact their Capital Group Private Client Services representative or call 866-421-2166.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

How to sell shares

Investors who wish to sell shares should contact their Capital Group Private Client Services representative or call 866-421-2166.

While payment of redemptions normally will be in cash, the funds’ Agreement and Declaration of Trust permits payment of the redemption price wholly or partly with portfolio securities or other assets of the funds under conditions and circumstances determined by the funds’ board of trustees

Generally, you are automatically eligible to redeem or exchange shares by telephone unless you notify Capital Group Private Client Services in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone services on your account(s), you agree to hold each fund, Capital Guardian Trust Company (“CGTC”), any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that CGTC employs reasonable procedures to confirm that the instructions received from any person with appropriate account  information are genuine. If reasonable procedures are not employed, CGTC and/or the relevant fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares

The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as a vehicle for frequent trading.
Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds, may be rejected.

The funds maintain surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, the funds evaluate trading activity that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. The funds also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the funds’ broad ability to restrict potentially harmful trading as described above, the funds’ board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the funds’ purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such; purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations and systematic redemptions and purchases. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

The funds reserve the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where the funds determine that their surveillance procedures are adequate to detect frequent trading in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the funds’ surveillance procedures and purchase blocking policy, all transactions in fund shares remain subject to the right of the funds and American Funds Distributors to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how other potentially abusive trading activity in the funds may be addressed.

Distributions and taxes

Dividends and distributions

Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund, and Capital Core Bond Fund declare monthly dividends from net investment income and distribute the accrued dividends, which may fluctuate, to you each month.

Capital U.S. Equity Fund intends to distribute quarterly dividends, usually in March, June, September and December.

Capital Global Equity Fund and Capital Non-U.S. Equity Fund intend to distribute annual dividends, usually in December.

Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of the funds, or you may elect to receive them in cash.  Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

Taxes on dividends and distributions

Capital Core Municipal Fund
Capital Short-Term Municipal Fund
Capital California Core Municipal Fund
Capital California Short-Term Municipal Fund

Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, each fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. Each fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the funds may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by those funds.

Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund anticipate that the federally exempt-interest dividends paid by the funds and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent a fund’s dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the funds may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from each fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Capital Core Bond Fund
Capital Global Equity Fund
Capital Non-U.S. Equity Fund
Capital U.S. Equity Fund

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are or your account is tax-exempt or tax-deferred.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate if you meet a holding period requirement. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Taxes on transactions

Applicable to all funds

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares and the amount you receive when you sell them.

Shareholder fees

Applicable to all funds

Fees borne directly by a fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax adviser for more information.

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses for the funds to become higher than the numbers shown in the annual fund operating expenses table in this prospectus.

The “Other expenses” items in the “annual fund operating expenses” tables for Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund, and Capital Core Bond Fund include custodial, legal, transfer agent and various other expenses.

Financial Highlights

The financial highlights tables are intended to help you understand each fund’s financial performance for the period shown. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). The information in the Financial Highlights tables below for the period ended October 31, 2010 has been audited by Deloitte & Touche LLP, whose report, along with each fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

for the period ended October 31, 20101 (for a share outstanding throughout each period)

		Capital Core Municipal Fund		Capital Short-Term Municipal Fund

Selected per share data:

Net asset value, beginning of period		$10.00		$10.00

Income from investment operations:
	Net investment income2	0.10		0.05
	Net realized and unrealized gains on securities	0.26		0.17
	Total from investment operations	0.36		0.22

Dividends and distributions:
	Dividends from net investment income2	(0.09)		(0.05)
	Distributions from capital gain2	–	5	–	5
	Total dividends and distributions	(0.09)		(0.05)

Net asset value, end of period		$10.27		$10.17

Total Return3		3.63%		2.17%

Net assets, end of period (in millions)		$269		$89

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement4	0.43%		0.48%
	Ratio of expenses to average net assets after reimbursement3,4	0.40%		0.40%
	Ratio of net investment income to average net assets3,4	1.81%		0.95%

	Portfolio turnover rate	25%		36%

1	The Fund commenced operations on April 13, 2010.
2	Based on average shares outstanding.
3	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
4	Annualized.
5	Rounds to less than $0.00.

Financial Highlights

for the period ended October 31, 20101 (for a share outstanding throughout each period)

		Capital California Core Municipal Fund		Capital California Short-Term Municipal Fund

Selected per share data:

Net asset value, beginning of period		$10.00		$10.00

Income from investment operations:
	Net investment income2	0.08		0.04
	Net realized and unrealized gains on securities	0.18		0.13
	Total from investment operations	0.26		0.17

Dividends and distributions:
	Dividends from net investment income2	(0.07)		(0.04)
	Distributions from capital gain2	–	5	–
	Total dividends and distributions	(0.07)		(0.04)

Net asset value, end of period		$10.19		$10.13

Total Return3		2.61%		1.67%

Net assets, end of period (in millions)		$169		$51

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement4	0.45%		0.55%
	Ratio of expenses to average net assets after reimbursement3,4	0.40%		0.40%
	Ratio of net investment income to average net assets3,4	1.41%		0.79%

	Portfolio turnover rate	13%		35%

1	The Fund commenced operations on April 13, 2010.
2	Based on average shares outstanding.
3	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
4	Annualized.
5	Rounds to less than $0.00.

Financial Highlights

for the period ended October 31, 20101 (for a share outstanding throughout each period)

		Capital Core Bond Fund

Selected per share data:

Net asset value, beginning of period		$10.00

Income from investment operations:
	Net investment income2	0.09
	Net realized and unrealized gains on securities	0.46
	Total from investment operations	0.55

Dividends and distributions:
	Dividends from net investment income2	(0.09)
	Distributions from capital gain2	(0.01)
	Total dividends and distributions	(0.10)

Net asset value, end of period		$10.45

Total Return3		5.52%

Net assets, end of period (in millions)		$230

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement4	0.44%
	Ratio of expenses to average net assets after reimbursement3,4	0.40%
	Ratio of net investment income to average net assets3,4	1.65%

	Portfolio turnover rate	123%

1	The Fund commenced operations on April 13, 2010.
2	Based on average shares outstanding.
3	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
4	Annualized.

MORE INFORMATION ABOUT THE FUNDS

For Shareholder Services	866-421-2166

Annual/Semi-annual report to shareholders  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (“SAI”) and codes of ethics  The current SAI, as amended from time to time, contains more detailed information about the funds, including each fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the funds and the investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202-551-8090) or on the EDGAR database on the SEC’s website at www.sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington D.C. 20549-1520.

For a complimentary copy of the current SAI, codes of ethics, or annual/semi-annual report, or to request other information about the funds or make shareholder inquiries, please call 866-421-2166 or write to the Secretary of the fund at 6455 Irvine Center Drive Irvine, CA 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling 202/371-8300.

Investment Company Act File No. 811-22349